Leases - Schedule of ROU Assets and Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Assets
Operating lease right-of-use assets, net	$ 1,001,610	$ 91,388
Liabilities
Operating lease liabilities, current	739,105
Operating lease liabilities, non-current	$ 262,612
Weighted average remaining lease term (in years)	1 year 4 months 17 days	1 year 29 days
Weighted average discount rate (%)	4.82%	3.63%
Related Party [Member]
Liabilities
Operating lease liabilities - related parties, current	$ 7,239	$ 85,626
Operating lease liabilities - related parties, non-current		$ 7,276